Annual Total Returns (Bar Chart) (Invesco V.I. High Yield Securities Fund, Series I shares, Invesco V.I. High Yield Securities Fund)	12 Months Ended
May 02, 2011
Invesco V.I. High Yield Securities Fund | Series I shares, Invesco V.I. High Yield Securities Fund
Annual Total Returns
'01	(33.75%)
'02	(7.14%)
'03	27.73%
'04	9.84%
'05	2.18%
'06	9.29%
'07	4.17%
'08	(23.13%)
'09	44.56%
'10	10.22%